SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

25. SHARE-BASED COMPENSATION

In March 2006, the Company adopted a share incentive plan, or the Plan. The purpose of the Plan is to promote the success and enhance the value of the Company by linking the personal interests of the directors, employees and consultants to those of the shareholders and providing the directors, employees and consultants with an incentive for outstanding performance to generate superior returns to the shareholders. The Plan is also intended to motivate, attract and retain the services of the directors, employees and consultants upon whose judgment, interest and effort the successful conduct of the Company’s operations is largely dependent. In September 2010, the shareholders approved an amendment to the Plan to increase the maximum number of common shares which may be issued pursuant to all awards of options, restricted shares and RSUs under the Plan to the sum of (i) 2,330,000 plus (ii) the sum of (a) 1% of the number of outstanding common shares of the Company on the first day of each of 2007, 2008 and 2009 and (b) 2.5% of the number of outstanding common shares of the Company outstanding on the first day of each calendar year after 2009. In June 2020, the shareholders approved an amendment to the Plan to extend the term of the Plan for a further ten years period. As a result, the Plan will expire on, and no awards may be granted after June 30, 2029. Under the terms of the Plan, options are generally granted with an exercise price equal to the fair market value of the Company’s ordinary shares and expire ten years from the date of grant.

Options Activities

During the year ended December 31, 2021 and 2022, no options were exercised. The total intrinsic value of options exercised during the years ended December 31, 2020 was $893. As of December 31, 2022, there were 26,291 options outstanding with a weighted average exercise price of $9.33 and weighted average remaining contract terms of 0.4 year. The intrinsic value of outstanding options as of December 31, 2022 was $567. No compensation cost on options was recognized in the years ended December 31, 2020, 2021 and 2022.

RSUs Activities

The Company granted 1,105,640, 2,161,098 and 444,167 RSUs in 2020, 2021 and 2022, respectively. The RSUs entitle the holders to receive the Company’s common shares upon vesting.

The RSUs were granted for free and generally vest over periods from one to four years based on the specific terms of the grants. In 2020, 2,096,000 of the RSUs granted were made to the Company’s directors and a group of key employees, whereby vesting is contingent on the successful carve-out IPO of CSI Solar Co., Ltd. (50% vesting on the IPO date, then 25% vesting each on the first and second anniversaries of the IPO). The average grant date fair value of these awards contingent on the IPO was $25.69 per award. As of December 31, 2022, 2,036,000 of such RSUs were unvested and outstanding. 205,000 of the RSUs granted on October 25, 2022 are contingent on certain performance condition (50% vesting on achieving the performance condition, then 25% vesting each on the first and second anniversaries of the achievement). As of December 31, 2022, 205,000 of such RSUs were unvested and outstanding.

25. SHARE-BASED COMPENSATION (Continued)

RSUs Activities (Continued)

The fair market value of the Company’s ordinary shares at the date of grant resulted in total compensation cost of approximately $24,918, $55,822 and $12,909 that will be recognized ratably over the vesting period for the RSUs granted in 2020, 2021 and 2022, respectively. In the years ended December 31, 2020, 2021 and 2022, the Company recognized $12,350, $8,808 and $9,370 in compensation expense associated with these awards, respectively.

As of December 31, 2022, there was $17,940 of total unrecognized share-based compensation related to unvested RSUs, excluding awards contingent on the IPO as described above, which is expected to be recognized over a weighted-average period of 2.0 years.

A summary of the RSU activity is as follows:

		Weighted Average
	Number of	Grant-Date
	Shares	Fair Value
		(in whole US dollars)
Unvested at January 1, 2022	3,335,303	24.23
Granted	444,167	29.86
Vested	(483,377)	19.41
Forfeited	(106,717)	27.03
Unvested at December 31, 2022	3,189,376	25.65

The total fair value of RSUs vested during the years ended December 31, 2020, 2021 and 2022 was $14,420, $21,628 and $13,276, respectively.

As of December 31, 2022, there was $68,689 of total gross unrecognized share-based compensation related to awards contingent on the IPO, and upon satisfaction of performance condition, this cost is expected to be recognized based on the ESOP scheme vesting condition and the RSU vesting period described above.